SCHEDULE OF PRINCIPAL PAYMENTS ON NOTES PAYABLE (Details) - Standard Waste Services L L C [Member]	Mar. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
2025	$ 942,738
2026	815,446
2027	580,151
2028	701,595
2029	226,547
Thereafter	184,124
Total	$ 3,450,601